FERROSUR ROCA S.A. CONCESSION AND RELATED RAIL SERVICES (Details)	12 Months Ended
Dec. 31, 2022 contract
Disclosue Of Concession [line items]
Proportion of ownership interest in subsidiary	16.00%
Actual term for concession agreements	30 years
Expiration period for concession agreements	March 2023
Number of private concessions contract still in force	3
Maximum
Disclosue Of Concession [line items]
Extension term for concession agreements	10 years
Cofesur S.A.U
Disclosue Of Concession [line items]
Proportion of ownership interest in subsidiary	80.00%
National State
Disclosue Of Concession [line items]
Proportion of ownership interest in subsidiary	16.00%
Workers of Ferrosur Roca S.A.
Disclosue Of Concession [line items]
Proportion of ownership interest in subsidiary	4.00%